INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charges recognized on intangible assets	$ 0	$ 0	$ 0
Amortization expense of intangible assets	$ 28,072	$ 81,699	$ 86,199